<DOCUMENT_COUNT>     1
<SROS>     NONE
<SUBMISSION-CONTACT>
<PHONE>     610-296-1400
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>	HAGAR@CHARTWELLIP.COM
<FILER>
</FILER>
<PERIOD>     3/31/2013

UNITED STATES SECURITIES & EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one):	[  ]  is a restatement.
					[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Zeke Capital Advisors LLC
Address:	1235 Westlakes Drive, Suite 402
		Berwyn, PA  19312

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		G. Gregory Hagar
Title:		Compliance Officer
Phone:		610-296-1400
Signature, Place, and Date of Signing:

	G. Gregory Hagar	Berwyn, PA  19312		May 1, 2013

Report Type (Check only one.):

[X ]	13F HOLDINGS REPORT.

[  ]  13F NOTICE.

[  ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

Bank of New York Mellon Corp file number 028-12592
Blackrock Advisors file number 028-04295
Columbia Partners file number 028-05386
Guardian Investment Management 028-12111
Invesco AIM Capital Mgt file number 028-11293
Lazard Asset Management 028-10469
McDonnell Investment Management file number 028-10377
Merrill Lynch - London Dividend 028-00791
Parametric Portfolio Assoc 028-04558
Riverbridge Partners LLC file number 028-05655
Roosevelt file number 028-03511
Victory Capital Mgt file number 028-06354


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      245     2300 SH       Sole                                       2300
Alliqua, Inc.                  COM                              41   475000 SH       Sole                                     475000
AT&T Inc.                      COM              00206R102      477    13000 SH       Sole                                      13000
Autonation Inc. Com            COM              05329W102    16649   380552 SH       Sole                                     380552
Bank of America Corp           COM              060505104      274    22497 SH       Sole                                      22497
Berkshire Hath Hld B           COM              846707024      568     5450 SH       Sole                                       5450
Berkshire Hathawy Cla A        COM              084990175     1875     1200 SH       Sole                                       1200
Biomarin Pharmaceutica Com     COM              09061G101     2509    40300 SH       Sole                                      40300
Blackrock Enhanced Equity Divi COM              09251a104    16168  2067569 SH       Sole                                    2067569
Bristol Myers Squibb Com       COM              110122108      371     9007 SH       Sole                                       9007
California Republic Bank       COM              130569106      456    22500 SH       Sole                                      22500
Chevron Corp                   COM              166764100      813     6845 SH       Sole                                       6845
Chipotle Mex Grill             COM              169656105      652     2000 SH       Sole                                       2000
Comcast Corp                   COM                             252     6000 SH       Sole                                       6000
Cyalume Tech Hldgs             COM              232429100      264   120000 SH       Sole                                     120000
Dominion Res Inc. New Va       COM              25746u109      321     5522 SH       Sole                                       5522
Du Pont E I De Nemours         COM              263534109      369     7500 SH       Sole                                       7500
Duke Energy Corp New           COM              26441c204     2058    28352 SH       Sole                                      28352
Exxon Mobil Corp               COM              30231G102      805     8928 SH       Sole                                       8928
Facebook, Inc.                 COM              30303m102      256    10000 SH       Sole                                      10000
Ford Mtr Co Del Com Par        COM              345370860      171    13000 SH       Sole                                      13000
General Electric               COM              369604103      512    22150 SH       Sole                                      22150
Honda Motor Ltd Amern Shs      COM              438128308      230     6000 SH       Sole                                       6000
InspireMD, Inc.                COM              45779a101       37    14586 SH       Sole                                      14586
iShares FTSE China 25 Index Fu COM              464287184     6551   177395 SH       Sole                                     177395
iShares Russell 1000 Growth In COM              464287614     9264   129800 SH       Sole                                     129800
iShares Russell 1000 Value Ind COM              464287598     7468    92000 SH       Sole                                      92000
Johnson And Johnson Com        COM              478160104      501     6146 SH       Sole                                       6146
JP Morgan Chase & Co           COM              46625H100     2966    62500 SH       Sole                                      62500
McDonald's Corp.               COM              580135101      325     3261 SH       Sole                                       3261
Microsoft Corp                 COM              594918104      697    24351 SH       Sole                                      24351
Nestle S A Rep Rg Sh Adr       COM              641069406      326     4500 SH       Sole                                       4500
NextEra Energy, Inc.           COM              302571104     6214    80000 SH       Sole                                      80000
Pennsylvania Rl Est Tr Sh Ben  COM              709102107     2812   145000 SH       Sole                                     145000
Pfizer Inc. Del                COM              717081103      241     8355 SH       Sole                                       8355
Procter & Gamble Co            COM              742718109      493     6400 SH       Sole                                       6400
Republic Services Inc.         COM              760759100     2410    73027 SH       Sole                                      73027
Resaca Exploitation Inc        COM              76083g302        5    71738 SH       Sole                                      71738
Spectra Energy Corp            COM              847560109     1545    50250 SH       Sole                                      50250
Strategic Diagnostics Inc.     COM              862700101      352   359208 SH       Sole                                     359208
Swisher Hygiene, Inc.          COM              870808102      127   100000 SH       Sole                                     100000
Team Health Holdings, Inc.     COM              87817a107     2813    77309 SH       Sole                                      77309
The Blackstone Group L.P.      COM              09253U108      408    20620 SH       Sole                                      20620
Travelers Cos Inc.             COM              89417e109      303     3600 SH       Sole                                       3600
United Parcel Svc Cl B         COM              911312106      352     4100 SH       Sole                                       4100
Vanguard Growth ETF            COM              922908736    33933   437794 SH       Sole                                     437794
Vanguard Value ETF             COM              922908744    13901   212128 SH       Sole                                     212128
Verizon Communications Inc.    COM              92343v104      306     6223 SH       Sole                                       6223
Wal-Mart Stores Inc.           COM              931142103      481     6423 SH       Sole                                       6423
Waste Management Inc.          COM              94106L109      216     5500 SH       Sole                                       5500
Wisconsin Energy Corp          COM              976657106      214     5000 SH       Sole                                       5000